Consolidated Statements of Operations - 10K - USD ($) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Revenue from Contract with Customer, Excluding Assessed Tax	$ 32,162	$ 28,178	$ 82,526	$ 77,103	$ 111,273	$ 77,098	$ 25,017
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization					18,968	16,027	6,697
Labor and Related Expense	10,831	9,511	29,465	27,577	40,415	24,145	10,776
Occupancy, Net	4,947	4,305	10,537	12,551	18,375	12,592	14,920
Other Store Operating Expenses, Excluding Depreciation	5,140	4,456	14,696	12,634	18,655	14,531	7,037
General and Administrative Expense	5,274	2,529	12,576	9,840	13,205	12,316	6,320
Cost, Depreciation, Amortization and Depletion					8,086	8,818	8,805
Impairment, Long-Lived Asset, Held-for-Use					2,363	0	0
Pre-Opening Costs	1,934	1,156	7,238	2,141	4,935	0	0
Operating Income (Loss), Total	(3,057)	(114)	(11,135)	(6,316)	(13,729)	(11,331)	(29,538)
Interest Expense	(2,485)	(278)	(6,086)	(735)	(1,946)	(1,348)	(835)
Other expenses					(13)	0	0
Gain on debt extinguishment (Note 9)	0	0	0	8,448	8,355	2,800	388
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	12,248	(392)	1,919	1,397	(7,333)	(9,879)	(29,985)
Income Tax Expense (Benefit)	0	0	0	144	192	38	13
Net (loss) income	$ 12,248	$ (392)	$ 1,919	$ 1,253	$ (7,525)	$ (9,917)	$ (29,998)
Loss per share, basic (in dollars per share)	$ 0.35	$ (0.03)	$ (0.03)	$ 0.11	$ (0.66)	$ (0.88)	$ (2.67)
Loss per share, diluted (in dollars per share)	$ 0.33	$ (0.03)	$ (0.03)	$ 0.04	$ (0.66)	$ (0.88)	$ (2.67)
Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 24,854	$ 21,759	$ 64,806	$ 61,157	$ 87,467	$ 63,650	$ 20,791
Recreation Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 7,308	$ 6,419	$ 17,720	$ 15,946	$ 23,806	$ 13,448	$ 4,226